PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
VAT receivables	€ 49	€ 111
Other prepaid expenses and current assets	419	377
Total prepaid expenses and current assets	€ 468	€ 488